Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB
Trade name	—	687,164
Active user	—	367,396
Technology	—	27,997
License	52,433	52,433
Game copyright	2,170	2,170
Less: accumulated amortization and impairment	(6,050)	(99,080)
Exchange difference	—	(1,094)

Net book value	48,553	1,036,986

Amortization expenses and impairment loss charged to the consolidated statements of operations for the years ended December 31, 2016, 2017 and 2018 were RMB nil, RMB6,050 and RMB93,030, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
RMB
2019	157,260
2020	157,260
2021	151,121
2022	147,209
2023	104,346
Thereafter	319,790

Total	1,036,986